Loans from Shareholders (Details) - USD ($) $ in Thousands			1 Months Ended
	May 03, 2022	Feb. 02, 2021	Aug. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020	Oct. 08, 2020
Loans from Shareholders (Details) [Line Items]
Line of credit amount								$ 1,000
Loan amount						$ 250	$ 250
Annual interest percentage		4.00%						4.00%
Benefit percentage								8.00%
Interest rate percentage		8.00%						12.00%
Total trademarks		$ 4,000
Inventory total amount		350
Capital reserve from the transaction		$ 1,026
Loans was determined percentage		11.79%
Ordinary Share price divided	$ 10,000
Financial liability	3,821			$ 2,216	$ 137
Financial instrument	2,839
Increase in equity	982
Converted into an aggregate of ordinary shares (in Shares)			1,463,619
Accrued interest			$ 393
Pure Capital Ltd. [Member]
Loans from Shareholders (Details) [Line Items]
Outstanding loans	109
Mr. Hakmon and L.I.A [Member]
Loans from Shareholders (Details) [Line Items]
Outstanding loans	940
Medigus [Member]
Loans from Shareholders (Details) [Line Items]
Transferred to smart pro amount		$ 3,760
Minority shareholders transferred amount		$ 940
Outstanding loans	$ 4,010
Medigus [Member] | Mr. Hakmon and L.I.A [Member] | Pure Capital Ltd. [Member]
Loans from Shareholders (Details) [Line Items]
Outstanding loans			$ 5,059
Business Combination [Member] | Amazon.com [Member]
Loans from Shareholders (Details) [Line Items]
Finance the acquisition percentage								20.00%
Business Combination [Member] | Medigus [Member]
Loans from Shareholders (Details) [Line Items]
Finance the acquisition percentage								80.00%